SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

The accounting and reporting policies of First Citizens Bancshares, Inc., and subsidiaries (the "Company") conform to generally accepted accounting principles ("GAAP").  The significant policies are described as follows:

Basis of Presentation

The Consolidated Financial Statements include all accounts of the Company and its subsidiary, First Citizens National Bank (the "Bank").  First Citizens (TN) Statutory Trusts III and IV are reported under the equity method in accordance with GAAP for Variable Interest Entities for all periods presented.  These investments are included in Other Assets and the proportionate share of income (loss) is included in other non-interest income.  The Bank also has two wholly-owned subsidiaries, First Citizens Financial Plus, Inc. and First Citizens Investments, Inc., which are consolidated into its financial statements.  The Company's investment in these subsidiaries is reflected on the Company's condensed balance sheet.  See Note 24 for more information.

The Bank has a 50% ownership in two insurance subsidiaries, both of which are accounted for using the equity method.  White and Associates/First Citizens Insurance, LLC is a general insurance agency offering a full line of insurance products. First Citizens/White and Associates Insurance Company's principal activity is credit insurance.  The investment in these subsidiaries is included in Other Assets on the Consolidated Balance Sheets presented in this report and earnings from these subsidiaries are recorded in Other Income on the Consolidated Statements of Income.

The principal activity of First Citizens Investments, Inc. is to acquire and sell investment securities and collect income from the securities portfolio.  First Citizens Holdings, Inc., a wholly owned subsidiary of First Citizens Investments, Inc., acquires and sells certain investment securities, collects income from its portfolio, and owns First Citizens Properties, Inc., a real estate investment trust.  First Citizens Properties, Inc. is a real estate investment trust organized and existing under the laws of the state of Maryland, the principal activity of which is to invest in participation interests in real estate loans made by the Bank and provide the Bank with an alternative vehicle for raising capital.  First Citizens Holdings, Inc. owns 100% of the outstanding common stock and 60% of the outstanding preferred stock of First Citizens Properties, Inc.  Directors, executive officers and certain employees and affiliates of the Bank own approximately 40% of the preferred stock which is reported as Noncontrolling Interest in Consolidated Subsidiary in the Consolidated Financial Statements of the Company.  Net income attributable to the noncontrolling interest is included in Other Non-Interest Expense on the Consolidated Statements of Income and is not material for any of the periods presented.

The Company has two additional wholly owned subsidiaries, First Citizens (TN) Statutory Trust III and First Citizens (TN) Statutory Trust IV.  The purpose and activities of these trusts are further discussed in Note 13.

All significant inter-company balances and transactions are eliminated in consolidation.  Certain balances have been reclassified to conform to current year presentation.

Nature of Operations

The Company and its subsidiaries provide a wide variety of commercial banking services to individuals and corporate customers in the mid-southern United States with a concentration in West Tennessee.  The Company's primary products are checking and savings deposits and residential, commercial and consumer lending.

Basis of Accounting

The Consolidated Financial Statements are presented using the accrual method of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the fair value of investment securities, determination of the allowance for losses on loans, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, and determination of fair values associated with impairment testing of goodwill.  In connection with the determination of the allowances for losses on loans and foreclosed real estate, management obtains independent appraisals for significant properties.  Estimates and assumptions used in goodwill impairment testing are made based on prevailing market factors, historical earnings and multiples and other factors.

Cash Equivalents

Cash equivalents include amounts due from banks which do not bear interest and federal funds sold. Generally, federal funds are purchased or sold for one-day periods.

Interest-Bearing Deposits in Other Banks

Interest-bearing deposits in other banks consist of excess balances above the minimum required balance at the Federal Reserve Bank and short-term certificates of deposits ("CDs") held at other banks.  The CDs at other banks are held in increments of less than $250,000 and, therefore, are covered by FDIC insurance.  Interest income on deposits in banks is reported as Other Interest Income on the Consolidated Statements of Income.

Securities

Investment securities are classified as follows:

  Held-to-maturity, which includes those investment securities which the Company has the intent and the ability to hold until maturity;

  Trading securities, which include those investments that are held for short-term resale; and

  Available-for-sale, which includes all other investment securities.

Held-to-maturity securities are reflected at cost, adjusted for amortization of premiums and accretion of discounts using methods which approximate the interest method.  Available-for-sale securities are carried at fair value, and unrealized gains and losses are recognized as direct increases or decreases to accumulated other comprehensive income except for other-than-temporary impairment losses that are required to be charged against earnings.  The credit portion of other-than-temporary impairment losses is recorded against earnings and is separately stated on the Consolidated Statements of Income.  Trading securities, where applicable, are carried at fair value, and unrealized gains and losses on these securities are included in net income.

Realized gains and losses on sale or call of investment securities transactions are determined based on the specific identification method and are included in net income.

Loans Held-for-Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or market, as determined by outstanding commitments from investors.  Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.  Servicing rights are not retained when mortgage loans are sold.  Income from loans held for sale is reported in Mortgage Banking Income, which is included in Non-Interest Income in the Consolidated Financial Statements.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reflected on the Consolidated Balance Sheets at the unpaid principal amount less the allowance for loan losses and unearned interest and fees.  Interest on loans is recorded on an accrual basis unless it meets criteria to be placed on non-accrual status.  The Bank's policy is to not accrue interest or discount on (i) any asset which is maintained on a cash basis because of deterioration in the financial position of the borrower, (ii) any asset for which payment in full of interest or principal is not expected or (iii) any asset upon which principal or interest has been in default for a period of 90 days or more unless it is both well-secured and in the process of collection. For purposes of applying the 90 days past due test for non-accrual of interest, the date on which an asset reaches non-accrual status is determined by its contractual term.  A debt is deemed well-secured if it is secured by collateral in the form of liens or pledges of real or personal property, including securities that have a realizable value sufficient to discharge the debt (including accrued interest) in full, considered to be proceeding in due course either through legal action, including judgment enforcement procedures or, in appropriate circumstances, through collection efforts not involving legal action which are reasonably expected to result in repayment of the debt or in its restoration to a current status.  Unpaid interest on loans placed on non-accrual status is reversed from income and further accruals of income are not usually recognized.  Subsequent collections related to impaired loans are usually credited first to principal and then to previously uncollected interest.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management's periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components.  The specific component relates to loans evaluated on an individual basis for impairment.  For each loan evaluated individually that is determined to be impaired, a specific allocation to the allowance is established when the discounted cash flows (or collateral value or observable market price) of the loan is lower than the carrying value of that loan.  The general component of the allowance is determined based on loans evaluated on a pooled basis which consist of non-impaired loans and pools of loans with similar characteristics that are not evaluated individually for impairment.

Loans that meet the criteria for individual impairment analysis are those loans or borrowing relationships with current outstanding principal balance greater than or equal to $250,000 at the measurement date and have an internal rating of "Grade 6" or higher (generally characterized as "Substandard" or worse).  Once identified for individual analysis, then a loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect scheduled payments of principal or interest when due according to contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all circumstances surrounding the loan and the borrower, including the length of delay, reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to principal and interest owed.  Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or fair value of the collateral if the loan is collateral dependent.  The majority of the Company's impaired loans is secured by real estate and considered collateral-dependent. Therefore, impairment losses are primarily based on the fair value of the underlying collateral (usually real estate).

The general component of the allowance for loan losses is based on historical loss experience adjusted for qualitative factors.  Loans are pooled together based on the type of loans and internal risk ratings.  Risk factors for each pool are developed using historical charge-offs for the past three years.  The risk factors are then adjusted based on current conditions of the loan portfolio and lending environment that may result in future losses differing from historical patterns.  Such factors include, but are not limited to:

  Changes in underlying collateral securing the loans;

  Changes in lending policies and procedures including changes in underwriting, collection, charge-off and recovery practices;

  Changes in economic and business conditions that affect the collectability of the portfolio;

  Changes in the nature and volume of the portfolio;

  Changes in the experience, ability and depth of lending management and other related staff;

  Changes in the volume and severity of past due loans, volume of non-accruals, and/or problem loans;

  Changes in the quality of the Company's loan review system;

  Existence and effects of any concentration of credit and changes in the level of concentrations; and

  The effects of other external factors such as competition, legal or regulatory requirements.

The risk factors for loans evaluated collectively are also adjusted based on the level of risk associated with the internal risk ratings of the loans.  Loans rated Grade 1 are considered low risk and have the lowest risk factors applied.  Loans rated Grades 2 and 3 have an average level of risk.  Loans rated Grade 4 and 5 have a marginal level of risk slightly higher than Grades 2 and 3.  Loans rated Grade 6 or higher have above average risk and therefore have higher risk factors applied to that portion of the portfolio.

Premises and Equipment

Bank premises and equipment are stated at cost less accumulated depreciation. The provision for depreciation is computed using straight-line and accelerated methods for both financial reporting and income tax purposes.  Expenditures for maintenance and repairs are charged against income as incurred. Cost of major additions and improvements are capitalized and depreciated over the estimated useful life of the addition or improvement.

Other Real Estate Owned

Real estate acquired through foreclosure is separately stated on the Consolidated Balance Sheets as Other Real Estate Owned and recorded at the lower of cost or fair value less cost to sell.  Adjustments made at the date of foreclosure are charged to the allowance for loan losses.  Expenses incurred in connection with ownership, subsequent adjustments to book value, and gains and losses upon disposition are included in other non-interest expenses.  Adjustments to net realizable value subsequent to acquisition are made at least annually if necessary based on appraisal.

Securities Sold under Agreements to Repurchase

Securities sold under agreements to repurchase are accounted for as collateralized financing transactions, represent the purchase of interests in securities by banking customers and are recorded at the amount of cash received in connection with the transaction. Daily repurchase agreements are settled on the following business day and fixed repurchase agreements have various fixed terms. All securities sold under agreements to repurchase are collateralized by certain pledged securities, generally U.S. government and federal agency securities, and are held in safekeeping by the purchasing financial institution. These transactions are not deposits and, therefore, are not covered by FDIC insurance. Securities sold under agreements to repurchase are reported separately on the Company's Consolidated Balance Sheets and interest expense related to these transactions is reported on the Company's Consolidated Statements of Income as Other Interest Expense.

Income Taxes

The Company uses the accrual method of accounting for federal and state income tax reporting.   Deferred tax assets or liabilities are computed for significant differences in financial statement and tax bases of assets and liabilities, which result from temporary differences in financial statement and tax accounting. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.  Provision for income taxes is made on a separate income tax return basis for each entity included in the Consolidated Financial Statements.

Interest Income and Fees on Loans

Interest income on commercial and real estate loans is computed on the basis of daily principal balance outstanding using the accrual method.  Interest on installment loans is credited to operations by the level-yield method.  Interest income on loans is discontinued at the time the loan is 90 days delinquent unless the loan is well secured and in process of collection.  Loans may be placed on non-accrual status at an earlier date if collection of principal or interest is considered doubtful.  All interest accrued but not received for loans placed on non-accrual status is reversed against interest income.  Interest received on such loans is accounted for on the cash-basis or cost-recovery method until qualifying to return to accrual status.  Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Fees on loans are generally recognized in earnings at the time of origination as they are generally offset by related expenses also incurred at origination.  Certain fees such as commitment fees are deferred and amortized over the life of the loan using the interest method.

Net Income per Share of Common Stock

Net income per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period, after giving retroactive effect to stock dividends and stock splits.

Income from Fiduciary Activities

Income from fiduciary activities is recorded on an accrual basis.

Advertising and Promotions

The Company's policy is to charge advertising and promotions to expenses as incurred.

Fair Value

Fair value measurements are used to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures.  The Company measures fair value under guidance provided by the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurements and Disclosures" ("ASC 820").  ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements.  ASC 820 does not expand the use of fair value in any new circumstances but clarifies the principle that fair value should be based on assumptions that market participants would use when pricing the asset or liability. ASC 820 outlines the following three acceptable valuation techniques may be used to measure fair value:

a.     Market approach-The market approach uses prices and other relevant information generated by market transactions involving identical or similar assets or liabilities.  This technique includes matrix pricing that is a mathematical technique used principally to value debt securities without relying solely on quoted prices for specific securities but rather by relying on securities' relationship to other benchmark quoted securities.

b.     Income approach-The income approach uses valuation techniques to convert future amounts such as earnings or cash flows to a single present discounted amount.  The measurement is based on the value indicated by current market expectations about those future amounts.  Such valuation techniques include present value techniques, option-pricing models (such as the Black-Scholes formula or a binomial model), and multi-period excess earnings method (used to measure fair value of certain intangible assets).

c.      Cost approach-The cost approach is based on current replacement cost which is the amount that would currently be required to replace the service capacity of an asset.

Valuation techniques are selected as appropriate for the circumstances and for which sufficient data is available.  Valuation techniques are to be consistently applied, but a change in a valuation technique or its application may be made if the change results in a measurement that is equally or more representative of fair value under the circumstances.  Revisions resulting from a change in valuation technique or its application are accounted for as a change in accounting estimate which does not require the change in accounting estimate to be accounted for by restating or retrospectively adjusting amounts reported in financial statements of prior periods or by reporting pro forma amounts for prior periods.

ASC 820 also establishes a hierarchy that prioritizes information used to develop those assumptions.  The level in the hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  The Company considers an input to be significant if it drives more than 10% of the total fair value of a particular asset or liability.  The hierarchy is as follows:

Level 1 Inputs (Highest ranking):  Unadjusted quoted prices in active markets for identical assets or liabilities that the entity has the ability to access at the measurement date.

Level 2 Inputs:  Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  Such inputs may include quoted prices for similar assets or liabilities in active markets, and inputs other than quoted market prices that are observable for the assets and liabilities such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 Inputs (Lowest ranking):  Unobservable inputs for determining fair values of assets and liabilities that reflect an entity's own assumptions about the assumptions that market participants would use in pricing the assets and liabilities.

Assets and liabilities may be measured for fair value on a recurring basis (daily, weekly, monthly or quarterly) or on a non-recurring basis in periods subsequent to initial recognition.  Recurring valuations are measured regularly for investment securities and derivatives (if any).  Loans held for sale, OREO and impaired loans are measured at fair value on a non-recurring basis and do not necessarily result in a change in the amount recorded on the Consolidated Balance Sheets.  Generally, these assets have non-recurring valuations that are the result of application of other accounting pronouncements that require the assets be assessed for impairment or at the lower of cost or fair value.  Fair values of loans held for sale are considered Level 2.  Fair values for OREO and impaired loans are considered Level 3.  See Note 20 for more information.

The Company obtains fair value measurements for securities and derivatives (if any) from a third party vendor.  The Company's cash flow hedge and the majority of the available-for-sale securities are valued using Level 2 inputs.  Collateralized debt obligation securities that are backed by trust preferred securities and account for less than 1% of the available-for-sale securities portfolio are valued using Level 3 inputs.  The fair value measurements reported in Level 2 are primarily matrix pricing that considers observable data (such as dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and terms and conditions of bonds, and other factors).  Fair value measurements for pooled trust-preferred securities are obtained through the use of valuation models that include unobservable inputs which are considered Level 3.  See additional discussion of valuation techniques and inputs in Note 20.

Certain non-financial assets and non-financial liabilities measured at fair value on a recurring basis include reporting units measured at fair value in the first step of a goodwill impairment test. Certain non-financial assets measured at fair value on a non-recurring basis include non-financial assets and non-financial liabilities measured at fair value in the second step of a goodwill impairment test, as well as intangible assets and other non-financial long-lived assets measured at fair value for impairment assessment.

The Company utilizes ASC 820, which permits the Company to choose to measure eligible items at fair value at specified election dates.  Unrealized gains and losses on items for which the fair value measurement option has been elected are reported in earnings at each subsequent reporting date. The fair value option (i) may be applied instrument by instrument, with certain exceptions enabling the Company to record identical financial assets and liabilities at fair value or by another measurement basis permitted under GAAP, (ii) is irrevocable (unless a new election date occurs) and (iii) is applied only to entire instruments and not to portions of instruments.

Subsequent Events

The Company has reviewed subsequent events through February 28, 2014.